UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund

SEMIANNUAL REPORT September 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Treasury Securities Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Treasury Securities Money Market Fund covers the six-month period ended September 30, 2018. During the reporting period, the fund’s Hamilton shares produced an annualized yield of 1.75%, its Institutional shares produced an annualized yield of 1.80%, and its Premier shares produced an annualized yield of 1.55%. Taking into account the effects of compounding, the fund’s Hamilton, Institutional, and Premier shares also produced annualized effective yields of 1.76%, 1.82%, and 1.56%, respectively, for the same period.1

Yields of short-term U.S. Treasury obligations climbed over the reporting period in response to sustained economic growth, more stimulative fiscal policies, and two increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

Economic Growth and Monetary Policy Resulted in Higher Interest Rates

The reporting period began in the midst of positive investor sentiment as investors and monetary policymakers looked forward to stronger economic growth stemming, in part, from the business-friendly policies of a new presidential administration. Business and consumer confidence was high, business investment and corporate earnings were exceeding expectations, and hiring activity proved brisk. Hourly wages began to rise, suggesting that inflation might begin to accelerate. Just weeks before the start of the reporting period, the Fed responded to these developments by raising the overnight federal funds rate to between 1.50% and 1.75%.

In April, personal consumption slowed, and GDP data indicated that the economy grew by 2.2% on an annualized basis in the first quarter. The labor market rebounded with 175,000 new jobs and unemployment fell to 3.9%. In May, trade tensions emerged again, as tariff exemptions on Canada, Mexico, and Europe were lifted. Nevertheless, job creation rose to 268,000 new jobs, and the unemployment rate fell to 3.8%.

During June, manufacturing and services remained strong, but the unemployment rate ticked higher to 4.0% while 208,000 new jobs were added. The Fed responded by raising short-term interest rates again, putting the federal funds rate between 1.75% and 2.00%.

Trade relations continued to cause some concern in July, but the economy generated 165,000 new jobs, and the unemployment rate fell back to 3.9% while activity in the manufacturing sector remained robust. In August 2018, corporate earnings continued to benefit from the tax cut, and 286,000 jobs were added while the unemployment rate remained unchanged at 3.9%. Average hourly earnings rose 2.9%, beating consensus estimates. GDP data showed that the U.S. economy grew at a 4.2% annualized rate during the second quarter of 2018.

In September, manufacturing activity slipped modestly but remained relatively strong, while activity in the services sector accelerated and beat consensus estimates. Overall, the economy generated an estimated 118,000 jobs, and the unemployment rate fell to 3.7%, the lowest rate in 49 years. The Fed continued to raise short-term interest rates, hiking the federal funds target rate by a quarter point to between 2.00% and 2.25%.

Additional Rate Hikes Expected

The Fed has continued to moderate its accommodative monetary policy by unwinding its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019. In the rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin

Chief Investment Officer of BNY Mellon Cash Investment Strategies

October 15, 2018

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Treasury Securities Money Market Fund from April 1, 2018 to September 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2018
	Hamilton Shares	Premier Shares	Institutional Shares
Expenses paid per $1,000†	$ .76	$ 1.76	$ .50
Ending value (after expenses)	$ 1,008.80	$ 1,007.80	$ 1,009.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2018
	Hamilton Shares	Premier Shares	Institutional Shares
Expenses paid per $1,000†	$ .76	$ 1.78	$ .51
Ending value (after expenses)	$ 1,024.32	$ 1,023.31	$ 1,024.57

† Expenses are equal to the fund’s annualized expense ratio of .15% for Hamilton shares, .35% for Premier shares and .10% for Institutional shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2018 (Unaudited)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 78.3%
10/11/18	1.93	3,000,000	[a]	2,998,400
10/18/18	1.96	16,000,000	[a]	15,985,342
10/25/18	1.96	11,000,000	[a]	10,985,687
11/1/18	2.03	25,000,000	[a]	24,956,514
11/8/18	2.03	8,000,000	[a]	7,982,932
11/15/18	2.03	8,000,000	[a]	7,979,800
11/29/18	2.09	7,000,000	[a]	6,976,195
12/27/18	2.09	5,000,000	[a]	4,974,957
1/17/19	2.17	5,000,000	[a]	4,967,825
2/28/19	2.24	7,000,000	[a]	6,935,542
Total U.S. Treasury Bills (cost $94,743,194)				94,743,194

U.S. Treasury Floating Rate Notes - 19.0%
10/31/18, 3 Month U.S. T-BILL + .17%	2.36	15,000,000	[b]	15,000,051
7/31/19, 3 Month U.S. T-BILL + .06%	2.26	2,000,000	[b]	1,999,875
1/31/20, 3 Month U.S. T-BILL FLAT	2.24	2,000,000	[b]	1,998,694
4/30/20, 3 Month U.S. T-BILL + .03%	2.22	1,000,000	[b]	1,000,085
7/31/20, 3 Month U.S. T-BILL + .04%	2.23	3,000,000	[b]	2,999,869
Total U.S. Treasury Floating Rate Notes (cost $22,998,574)				22,998,574
Total Investments (cost $117,741,768)		97.3%		117,741,768
Cash and Receivables (Net)		2.7%		3,221,729
Net Assets		100.0%		120,963,497

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	78.3
U.S. Treasury Floating Rate Notes	19.0
97.3

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	117,741,768	117,741,768
Cash		2,740,568
Receivable for shares of Beneficial Interest subscribed		415,000
Interest receivable		87,362
		120,984,698
Liabilities ($):
Due to The Dreyfus Corporation—Note 2(b)		16,493
Payable for shares of Beneficial Interest redeemed		4,708
		21,201
Net Assets ($)		120,963,497
Composition of Net Assets ($):
Paid-in capital		120,962,967
Total distributable earnings (loss)		530
Net Assets ($)		120,963,497

Net Asset Value Per Share	Hamilton Shares	Premier Shares	Institutional Shares
Net Assets ($)	62,229,414	46,796,793	11,937,290
Shares Outstanding	62,229,185	46,799,360	11,937,182
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2018 (Unaudited)

Investment Income ($):
Interest Income	1,093,490
Expenses:
Management fee—Note 2(a)	57,728
Administrative service fees—Note 2(b)	75,017
Trustees’ fees—Note 2(a,c)	2,280
Total Expenses	135,025
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(2,280)
Net Expenses	132,745
Investment Income—Net	960,745
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(2,673)
Net Increase in Net Assets Resulting from Operations	958,072

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018[a]
Operations ($):
Investment income—net	960,745	1,826,935
Net realized gain (loss) on investments	(2,673)	3,938
Net Increase (Decrease) in Net Assets Resulting from Operations	958,072	1,830,873
Distributions ($):
Distributions to shareholders:
Hamilton Shares	(555,346)	(1,386,023)
Premier Shares	(364,841)	(425,295)
Institutional Shares	(40,558)	(15,617)
Total Distributions	(960,745)	(1,826,935)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Hamilton Shares	40,305,102	88,656,485
Premier Shares	117,906,238	168,363,976
Institutional Shares	15,469,120	3,527,308
Distributions reinvested:
Hamilton Shares	501,920	582,398
Premier Shares	58,540	65,943
Institutional Shares	40,319	14,774
Cost of shares redeemed:
Hamilton Shares	(47,826,874)	(210,762,462)
Premier Shares	(115,718,751)	(211,497,603)
Institutional Shares	(5,221,253)	(4,001,227)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,514,361	(165,050,408)
Total Increase (Decrease) in Net Assets	5,511,688	(165,046,470)
Net Assets ($):
Beginning of Period	115,451,809	280,498,279
End of Period	120,963,497	115,451,809

[a] Distributions to shareholders include only distributions from net investment income as a result of the adoption of the SEC’s Disclosure Update and Simplification Rule.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended September 30, 2018				Eleven Months Ended March 31, 2016[a]
		Year Ended March 31,			Year Ended April 30,
Hamilton Shares	(Unaudited)	2018	2017		2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.009	.002	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.009)	(.009)	(.002)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.88[c]	.95	.22	.02[c]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15[e]	.15	.15	.20[e]	.21	.23	.22
Ratio of net expenses to average net assets	.15[e]	.15	.15	.10[e]	.03	.04	.09
Ratio of net investment income to average net assets	1.74[e]	.88	.23	.03[e]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	62,229	69,251	190,772	148,157	46,798	243,683	212,074

a The fund has changed its fiscal year end from April 30 to March 31. On March 1, 2016, Class A shares were redesignated as Hamilton shares.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended September 30, 2018				Eleven Months Ended March 31, 2016[a]
		Year Ended March 31,			Year Ended April 30,
Premier Shares	(Unaudited)	2018	2017		2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.008	.001	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.008)	(.008)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.78[c]	.75	.06	.00[c,d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.35[e]	.35	.35	.45[e]	.46	.48	.47
Ratio of net expenses to average net assets	.35[e]	.35	.30	.11[e]	.03	.04	.09
Ratio of net investment income to average net assets	1.54[e]	.71	.06	.00[d,e]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	46,797	44,552	87,618	99,917	89,169	112,570	177,413

a The fund has changed its fiscal year end from April 30 to March 31. On March 1, 2016, Class B shares were redesignated as Premier shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

Six Months Ended September 30, 2018		Year Ended March 31,
Institutional Shares	(Unaudited)	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.010	.003	.000[b]
Distributions:
Dividends from investment income—net	(.009)	(.010)	(.003)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	.91[c]	1.00	.27	.02[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11[d]	.10	.10	.19[d]
Ratio of net expenses to average net assets	.10[d]	.10	.10	.10[d]
Ratio of net investment income to average net assets	1.83[d]	.97	.33	.20[d]
Net Assets, end of period ($ x 1,000)	11,937	1,649	2,108	40

a From March 1, 2016 (commencement of initial offering) to March 31, 2016.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “fund”) is a separate diversified series of CitizensSelect Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Hamilton, Premier and Institutional. The fund is generally sold to institutional investors. Hamilton and Premier shares are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	117,741,768
Level 3 - Significant Unobservable Inputs	-
Total	117,741,768

† See Statement of Investments for additional detailed categorizations.

At September 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2018 and the tax year ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2018 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, Administrative Services Plan fees, brokerage fees, taxes, and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended September 30, 2018, fees reimbursed by Dreyfus amounted to $2,280.

(b) Under the Administrative Services Plan with respect to Hamilton shares and Premier shares, Hamilton shares pay the Distributor at an annual rate of .05% of the value of their average daily net assets and Premier shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

administering proxies and such related services as the fund may reasonably request. During the period ended September 30, 2018, Hamilton and Premier shares were charged $15,923 and $59,094, respectively, pursuant to the Administrative Services Plan.

The components of “Due to The Dreyfus Corporation” in the Statement of Assets and Liabilities consist of: management fees $5,559 and administrative service fees $12,434, which are offset against an expense reimbursement currently in effect in the amount of $1,500.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 2, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at, above or within one basis point of the Performance Group median for the various periods except for the five- and ten-year periods when it was at and slightly below the median and above the Performance Universe median for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians (lowest total expenses in the Expense Group).

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

Dreyfus Institutional Preferred Treasury Securities Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Hamilton: CEAXX Premier: CEBXX Institutional: CEIXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0466SA0918

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 21, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 21, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)